Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the estimated U.S. federal statutory rate to the Company's effective income tax rate
Tax at U.S. Federal Statutory rate (as a percent)	34.00%	34.00%
State taxes, net (as a percent)	5.45%	5.39%
Research and development credit (as a percent)	2.01%	3.05%
Other non-deductible (as a percent)	(1.05%)	(1.20%)
Increase in valuation allowance (as a percent)	(40.41%)	(41.24%)
Effective income tax rate (as a percent)	0.00%	0.00%